Schedule of composition of property, plant and equipment (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		R$ 7,675,170	R$ 4,960,288
Property, plant and equipment		(7,675,170)	(4,960,288)
Property Plant And Equipment In Use [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Historical cost			9,702,042
Accumulated depreciation		(5,723,531)	(4,920,846)
Property, plant and equipment		7,176,151	100,246
Additions		2,879,787
Contractual amendments		778,379
Depreciation		(1,259,375)
Writeoffs		(3,836)
[custom:HistoricalCostPropertyPlantAndEquipment-0]			(9,702,042)
Property, plant and equipment		(7,176,151)	(100,246)
[custom:AdditionsPropertyPlantEquipment-0]		(2,879,787)
Property Plant And Equipment In Use 1 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment			4,781,196
Property, plant and equipment			(4,781,196)
Property Plant And Equipment In Use 2 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Historical cost		12,899,682
[custom:HistoricalCostPropertyPlantAndEquipment-0]		(12,899,682)
Advances To Suppliers [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Historical cost		499,019	179,092
Property, plant and equipment		499,019	179,092
Additions		331,517
Writeoffs		(11,590)
[custom:HistoricalCostPropertyPlantAndEquipment-0]		(499,019)	(179,092)
Property, plant and equipment		(499,019)	(179,092)
[custom:AdditionsPropertyPlantEquipment-0]		(331,517)
Property Plant And Equipment In Use Total [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Historical cost		13,398,701		R$ 9,881,134
Accumulated depreciation		(5,723,531)	(4,920,846)
Property, plant and equipment		7,675,170	4,960,288
Additions		3,211,304
Contractual amendments		778,379
Depreciation		(1,259,375)
Writeoffs		(15,426)
[custom:HistoricalCostPropertyPlantAndEquipment-0]		(13,398,701)		(9,881,134)
Property, plant and equipment		(7,675,170)	(4,960,288)
[custom:AdditionsPropertyPlantEquipment-0]		(3,211,304)
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Historical cost		12,519,695	9,331,655
Accumulated depreciation		(5,388,630)	(4,616,375)
Property, plant and equipment		7,131,065	4,715,280
Additions		2,869,245
Contractual amendments		776,867
Depreciation		(1,227,105)
Writeoffs		(3,222)
[custom:HistoricalCostPropertyPlantAndEquipment-0]		(12,519,695)	(9,331,655)
Property, plant and equipment		(7,131,065)	(4,715,280)
[custom:AdditionsPropertyPlantEquipment-0]		R$ (2,869,245)
Gross carrying amount [member] | Aircraft R O U With No Purchase Option [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Average annual depreciation rate		17.00%
Gross carrying amount [member] | Aircraft - ROU with Purchase Option [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Historical cost		R$ 7,127,628	4,020,709
Accumulated depreciation		(1,958,755)	(1,420,648)
Property, plant and equipment		5,168,873	2,600,061
Additions		2,446,548
Contractual amendments		776,867
Depreciation		(654,599)
Writeoffs		(4)
[custom:HistoricalCostPropertyPlantAndEquipment-0]		(7,127,628)	(4,020,709)
Property, plant and equipment		(5,168,873)	(2,600,061)
[custom:AdditionsPropertyPlantEquipment-0]		R$ (2,446,548)
Gross carrying amount [member] | Spare Parts And Engines Own [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Average annual depreciation rate	[1],[2]	7.00%
Historical cost	[1],[2]	R$ 2,062,646	1,964,411
Accumulated depreciation	[1],[2]	(963,949)	(837,048)
Property, plant and equipment	[1],[2]	1,098,697	1,127,363
Additions	[1],[2]	106,343
Depreciation	[1],[2]	(131,887)
Writeoffs	[1],[2]	(3,122)
[custom:HistoricalCostPropertyPlantAndEquipment-0]	[1],[2]	(2,062,646)	(1,964,411)
Property, plant and equipment	[1],[2]	(1,098,697)	(1,127,363)
[custom:AdditionsPropertyPlantEquipment-0]	[1],[2]	R$ (106,343)
Gross carrying amount [member] | Spare Parts And Engines Rou [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Average annual depreciation rate		25.91%
Historical cost		R$ 129,223	84,329
Accumulated depreciation		(62,908)	(47,940)
Property, plant and equipment		66,315	36,389
Additions		48,532
Depreciation		(18,606)
[custom:HistoricalCostPropertyPlantAndEquipment-0]		(129,223)	(84,329)
Property, plant and equipment		(66,315)	(36,389)
[custom:AdditionsPropertyPlantEquipment-0]		R$ (48,532)
Gross carrying amount [member] | Aircraft And Engine Overhauling [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Average annual depreciation rate		44.14%
Historical cost		R$ 3,143,372	3,206,385
Accumulated depreciation		(2,370,691)	(2,282,042)
Property, plant and equipment		772,681	924,343
Additions		266,584
Depreciation		(418,170)
Writeoffs		(76)
[custom:HistoricalCostPropertyPlantAndEquipment-0]		(3,143,372)	(3,206,385)
Property, plant and equipment		(772,681)	(924,343)
[custom:AdditionsPropertyPlantEquipment-0]		R$ (266,584)
Gross carrying amount [member] | Tool [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Average annual depreciation rate		10.00%
Gross carrying amount [member] | Tools [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Historical cost		R$ 56,826		55,821
Accumulated depreciation		(32,327)	(28,697)
Property, plant and equipment		24,499	27,124
Additions		1,238
Depreciation		(3,843)
Writeoffs		(20)
[custom:HistoricalCostPropertyPlantAndEquipment-0]		(56,826)		R$ (55,821)
Property, plant and equipment		(24,499)	(27,124)
[custom:AdditionsPropertyPlantEquipment-0]		(1,238)
Gross carrying amount [member] | Vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Historical cost		11,076	11,264
Accumulated depreciation		(9,915)	(9,572)
Property, plant and equipment		1,161	1,692
Additions		382
Depreciation		(551)
Writeoffs		(362)
[custom:HistoricalCostPropertyPlantAndEquipment-0]		(11,076)	(11,264)
Property, plant and equipment		(1,161)	(1,692)
[custom:AdditionsPropertyPlantEquipment-0]		(382)
Gross carrying amount [member] | Machinery [member]
Disclosure of detailed information about property, plant and equipment [line items]
Historical cost		62,837	62,841
Accumulated depreciation		(50,824)	(48,417)
Property, plant and equipment		12,013	14,424
Additions		148
Depreciation		(2,529)
Writeoffs		(30)
[custom:HistoricalCostPropertyPlantAndEquipment-0]		(62,837)	(62,841)
Property, plant and equipment		(12,013)	(14,424)
[custom:AdditionsPropertyPlantEquipment-0]		(148)
Gross carrying amount [member] | Fixtures and fittings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Historical cost		32,508	32,790
Accumulated depreciation		(22,024)	(20,483)
Property, plant and equipment		10,484	12,307
Additions		195
Depreciation		(1,959)
Writeoffs		(59)
[custom:HistoricalCostPropertyPlantAndEquipment-0]		(32,508)	(32,790)
Property, plant and equipment		(10,484)	(12,307)
[custom:AdditionsPropertyPlantEquipment-0]		(195)
Gross carrying amount [member] | Computers And Peripherals Own [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Historical cost		49,636	49,775
Accumulated depreciation		(40,869)	(37,740)
Property, plant and equipment		8,767	12,035
Additions		505
Depreciation		(3,755)
Writeoffs		(18)
[custom:HistoricalCostPropertyPlantAndEquipment-0]		(49,636)	(49,775)
Property, plant and equipment		(8,767)	(12,035)
[custom:AdditionsPropertyPlantEquipment-0]		(505)
Gross carrying amount [member] | Computers And Peripherals Rou [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Historical cost		23,210	21,992
Accumulated depreciation		(20,251)	(15,460)
Property, plant and equipment		2,959	6,532
Additions		1,218
Depreciation		(4,791)
Writeoffs		(0)
[custom:HistoricalCostPropertyPlantAndEquipment-0]		(23,210)	(21,992)
Property, plant and equipment		(2,959)	(6,532)
[custom:AdditionsPropertyPlantEquipment-0]		(1,218)
Gross carrying amount [member] | Third Party Property Improvement [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Historical cost		183,345	183,351
Accumulated depreciation		(166,832)	(156,965)
Property, plant and equipment		16,513	26,386
Additions		45
Depreciation		(9,904)
Writeoffs		(14)
[custom:HistoricalCostPropertyPlantAndEquipment-0]		(183,345)	(183,351)
Property, plant and equipment		(16,513)	(26,386)
[custom:AdditionsPropertyPlantEquipment-0]		(45)
Gross carrying amount [member] | Third Partyproperties R O U [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Historical cost		28,819	27,867
Accumulated depreciation		(24,186)	(15,834)
Property, plant and equipment		4,633	12,033
Additions		(0)
Contractual amendments		1,512
Depreciation		(8,781)
Writeoffs		(131)
[custom:HistoricalCostPropertyPlantAndEquipment-0]		(28,819)	(27,867)
Property, plant and equipment		(4,633)	(12,033)
[custom:AdditionsPropertyPlantEquipment-0]		0
Gross carrying amount [member] | Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Historical cost		15,410	14,837
Accumulated depreciation
Property, plant and equipment		15,410	14,837
Additions		573
[custom:HistoricalCostPropertyPlantAndEquipment-0]		(15,410)	(14,837)
Property, plant and equipment		(15,410)	(14,837)
[custom:AdditionsPropertyPlantEquipment-0]		(573)
Gross carrying amount [member] | Property Plant And Equipment In Use [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Historical cost		406,841	404,717
Accumulated depreciation		(334,901)	(304,471)
Property, plant and equipment		71,940
Additions		3,066
Contractual amendments		1,512
Depreciation		(32,270)
Writeoffs		(614)
[custom:HistoricalCostPropertyPlantAndEquipment-0]		(406,841)	(404,717)
Property, plant and equipment		(71,940)
[custom:AdditionsPropertyPlantEquipment-0]		R$ (3,066)
Accumulated depreciation and amortisation [member] | Vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Average annual depreciation rate		20.00%
Accumulated depreciation and amortisation [member] | Machinery [member]
Disclosure of detailed information about property, plant and equipment [line items]
Average annual depreciation rate		10.00%
Accumulated depreciation and amortisation [member] | Fixtures and fittings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Average annual depreciation rate		10.00%
Accumulated depreciation and amortisation [member] | Computers And Peripherals Own [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Average annual depreciation rate		13.33%
Accumulated depreciation and amortisation [member] | Computers And Peripherals Rou [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Average annual depreciation rate		33.29%
Accumulated depreciation and amortisation [member] | Third Party Property Improvement [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Average annual depreciation rate		16.18%
Accumulated depreciation and amortisation [member] | Third Partyproperties R O U [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Average annual depreciation rate		35.68%
Accumulated impairment [member] | Property Plant And Equipment In Use [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Historical cost	[3]	R$ (26,854)	34,330
Property, plant and equipment	[3]	26,854	(34,330)
Additions	[3]	(7,476)
[custom:HistoricalCostPropertyPlantAndEquipment-0]	[3]	26,854	(34,330)
Property, plant and equipment	[3]	(26,854)	R$ 34,330
[custom:AdditionsPropertyPlantEquipment-0]	[3]	R$ 7,476

[1]	On December 31, 2021, 19 Company's engines are granted as a guarantee to the Spare Engine Facility and the Loan Facility, according to Note 16.
[2]	On December 31, 2021, the balance of spare parts is granted as a guarantee to the Senior Secured Notes 2026, as per Note 16.
[3]	Refers to provisions for impairment losses for rotable items (spare parts), classified under “Parts and spare engines", recorded by the Company in order to present its assets according to the actual capacity for the generation of expected future benefits.